UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                    811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2020

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Balanced Fund

Touchstone Bond Fund

Touchstone Common Stock Fund

Touchstone Small Company Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of a Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and the insurance company will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

This report identifies the Funds’ investments on June 30, 2020. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2020

The illustrations below provide each Fund’s credit quality and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Balanced Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	56.9%
AA/Aa	4.3
A/A	11.7
BBB/Baa	26.5
BB/Ba	0.6
100.0%

Sector Allocation**	(% of Net Assets)
Common Stocks
Information Technology	16.9%
Communication Services	12.9
Financials	8.3
Consumer Discretionary	8.1
Health Care	6.5
Industrials	5.6
Consumer Staples	2.2
Real Estate	1.1
Energy	1.0
Materials	0.6
Corporate Bonds	14.8
U.S. Treasury Obligations	12.5
U.S. Government Mortgage-Backed Obligations	6.1
Exchange-Traded Fund	1.8
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	29.0%
AA/Aa	7.3
A/A	11.1
BBB/Baa	27.7
BB/Ba	10.2
B/B	5.1
CCC	0.7
CC	0.1
Not Rated	6.0
Cash Equivalents	2.8
Total	100.0%

Touchstone Common Stock Fund
Sector Allocation**	(% of Net Assets)
Information Technology	27.2%
Communication Services	22.1
Financials	12.4
Consumer Discretionary	11.5
Health Care	10.5
Industrials	8.5
Consumer Staples	3.3
Energy	1.7
Real Estate	1.7
Materials	1.1
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%

*	Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Company Fund
Sector Allocation*	(% of Net Assets)
Health Care	21.8%
Information Technology	21.5
Industrials	19.6
Consumer Discretionary	14.3
Financials	9.0
Real Estate	4.7
Communication Services	3.5
Short-Term Investment Fund	6.6
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Fixed Income Funds	58.3%
Equity Funds	38.8
Short-Term Investment Fund	3.1
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	79.6%
Fixed Income Funds	17.7
Short-Term Investment Fund	2.8
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	58.8%
Fixed Income Funds	38.2
Short-Term Investment Fund	3.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Balanced Fund – June 30, 2020 (Unaudited)

		Market
Shares		Value

	Common Stocks — 63.2%

	Information Technology — 16.9%
1,809	Apple, Inc.	$659,923
3,214	Avnet, Inc.	89,622
1,250	International Business Machines Corp.	150,963
4,162	Microsoft Corp.	847,009
4,802	Oracle Corp.	265,406
2,151	salesforce.com, Inc.*	402,947
1,744	SS&C Technologies Holdings, Inc.	98,501
1,334	Texas Instruments, Inc.	169,378
786	Workday, Inc. - Class A*	147,265
		2,831,014
	Communication Services — 12.9%
433	Alphabet, Inc. - Class C*	612,093
4,776	AT&T, Inc.	144,379
357	Charter Communications, Inc. - Class A*	182,084
6,110	Comcast Corp. - Class A	238,168
2,225	Facebook, Inc. - Class A*	505,231
3,262	Fox Corp. - Class A	87,487
398	Netflix, Inc.*	181,106
1,885	Walt Disney Co. (The)	210,196
		2,160,744
	Financials — 8.3%
9,312	Bank of America Corp.	221,160
4,115	Berkshire Hathaway, Inc. - Class B*	734,569
1,243	Goldman Sachs Group, Inc. (The)	245,642
1,795	Signature Bank/NewYork NY	191,921
		1,393,292
	Consumer Discretionary — 8.1%
751	Alibaba Group Holding Ltd. (China) ADR*	161,991
240	Amazon.com, Inc.*	662,117
4,760	JD.com, Inc. (China) ADR*	286,457
1,917	Starbucks Corp.	141,072
4,040	Trip.com Group Ltd. (China) ADR*	104,717
		1,356,354
	Health Care — 6.5%
1,264	AmerisourceBergen Corp.	127,373
3,773	Bristol-Myers Squibb Co.	221,852
1,717	HCA Healthcare, Inc.	166,652
2,248	Johnson & Johnson	316,136
845	UnitedHealth Group, Inc.	249,233
		1,081,246
	Industrials — 5.6%
1,144	Deere & Co.	179,780
648	FedEx Corp.	90,862
1,438	Hubbell, Inc.	180,268
667	Parker-Hannifin Corp.	122,241
2,549	Raytheon Technologies Corp.	157,069
1,210	Union Pacific Corp.	204,575
		934,795
	Consumer Staples — 2.2%
2,761	Monster Beverage Corp.*	191,392
2,449	Philip Morris International, Inc.	171,577
		362,969
	Real Estate — 1.1%
1,715	Jones Lang LaSalle, Inc.	177,434
	Energy — 1.0%
2,491	Exxon Mobil Corp.	111,397
3,317	Schlumberger Ltd.	61,000
		172,397
	Materials — 0.6%
1,946	DuPont de Nemours, Inc.	103,391
	Total Common Stocks	$10,573,636

Principal
Amount

	Corporate Bonds — 14.8%

	Financials — 3.4%
$18,000	American Financial Group, Inc., 5.250%, 4/2/30	21,377
24,000	Ares Capital Corp., 3.250%, 7/15/25	23,292
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	55,218
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	25,831
14,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	17,943
18,000	Citigroup, Inc., 3.200%, 10/21/26	19,730
11,000	Citigroup, Inc., 4.750%, 5/18/46	13,992
22,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.962%, 2/15/27(A)	19,038
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.020%, 7/24/23(A)	20,040
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	35,847
30,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	31,012
16,000	JPMorgan Chase & Co., 2.956%, 5/13/31	16,969
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	27,926
16,000	Mastercard, Inc., 3.300%, 3/26/27	18,121
25,000	Morgan Stanley, 3.950%, 4/23/27	28,137
25,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	27,692
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	20,582
16,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 1.739%, 1/15/27(A)	14,659
26,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.920%, 6/1/28(A)	22,378
10,000	State Street Corp., 144a, (SOFR +2.690%), 2.825%, 3/30/23(A)	10,376
20,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	20,240
34,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.060%, 5/15/27(A)	29,423
22,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	23,715
30,000	Wells Fargo & Co., 4.125%, 8/15/23	32,581
		576,119
	Information Technology — 1.7%
75,000	Apple, Inc., 2.750%, 1/13/25	81,410
24,000	Apple, Inc., 4.650%, 2/23/46	33,052
18,000	Fiserv, Inc., 3.500%, 7/1/29	20,234
23,000	Global Payments, Inc., 2.650%, 2/15/25	24,364
22,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	24,704
16,000	Intuit, Inc., 0.950%, 7/15/25	16,035
11,000	Microsoft Corp., 3.500%, 2/12/35	13,417
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	23,774
20,000	Oracle Corp., 2.650%, 7/15/26	21,634
17,000	Visa, Inc., 4.150%, 12/14/35	21,746
		280,370
	Health Care — 1.6%
7,000	Abbott Laboratories, 3.750%, 11/30/26	8,144
20,000	AbbVie, Inc., 4.450%, 5/14/46	24,404
15,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	16,643

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 14.8% (Continued)

	Health Care — (Continued)
$18,000	AbbVie, Inc., 144a, 5.000%, 12/15/21	$18,911
5,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.348%, 6/6/22(A)	5,013
9,000	Becton Dickinson and Co., 4.685%, 12/15/44	11,083
17,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	23,730
16,000	Cigna Corp., 4.375%, 10/15/28	18,936
7,000	CommonSpirit Health, 4.187%, 10/1/49	7,129
23,000	CVS Health Corp., 4.300%, 3/25/28	26,900
13,000	CVS Health Corp., 5.125%, 7/20/45	16,750
18,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	19,885
30,000	Johnson & Johnson, 2.900%, 1/15/28	33,725
18,000	Mylan, Inc., 4.550%, 4/15/28	20,681
16,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	18,605
		270,539

	Industrials — 1.6%
18,000	Bemis Co., Inc., 2.630%, 6/19/30	18,455
5,000	Boeing Co. (The), 5.040%, 5/1/27	5,514
10,000	Boeing Co. (The), 5.805%, 5/1/50	11,810
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	35,268
10,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	9,843
23,000	Eagle Materials, Inc., 4.500%, 8/1/26	23,905
12,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	10,626
7,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	6,195
21,000	FedEx Corp., 5.100%, 1/15/44	24,501
12,000	General Electric Co., 4.125%, 10/9/42	11,457
26,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	28,198
14,000	Norfolk Southern Corp., 4.837%, 10/1/41	18,167
12,000	Otis Worldwide Corp., 144a, 3.112%, 2/15/40	12,228
19,000	Roper Technologies, Inc., 2.950%, 9/15/29	20,754
24,000	Xylem, Inc., 1.950%, 1/30/28	24,206
		261,127

	Utilities — 1.3%
14,000	American Water Capital Corp., 6.593%, 10/15/37	20,869
26,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	27,937
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	18,308
13,000	Edison International, 4.125%, 3/15/28	13,750
11,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	11,869
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	19,491
28,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	27,061
27,000	PacifiCorp., 5.750%, 4/1/37	37,046
13,000	Virginia Electric & Power Co., 3.300%, 12/1/49	14,407
34,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.505%, 5/15/67(A)	26,860
		217,598

	Communication Services — 1.2%
10,000	AT&T, Inc., 4.500%, 5/15/35	11,867
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	26,338
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	21,156
14,000	Comcast Corp., 4.000%, 3/1/48	17,024
15,000	Comcast Corp., 4.150%, 10/15/28	17,982
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	15,481
8,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	12,515
22,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	24,485
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	34,867
20,000	ViacomCBS, Inc., 4.950%, 5/19/50	22,276
		203,991

	Consumer Staples — 1.0%
28,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	34,263
16,000	Kroger Co. (The), 5.000%, 4/15/42	20,147
22,000	Mars, Inc., 144a, 3.875%, 4/1/39	26,479
25,000	Mondelez International, Inc., 3.625%, 5/7/23	26,924
6,000	Moody’s Corp., 2.750%, 12/15/21	6,175
20,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	22,535
13,000	Starbucks Corp., 3.350%, 3/12/50	13,240
14,000	Sysco Corp., 5.950%, 4/1/30	17,585
		167,348

	Real Estate — 1.0%
14,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	14,972
23,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	25,703
14,000	Equinix, Inc. REIT, 2.900%, 11/18/26	15,091
22,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	20,931
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	16,139
16,000	Realty Income Corp. REIT, 3.250%, 1/15/31	17,311
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	17,236
5,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	5,094
16,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	16,360
17,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	18,137
		166,974

	Energy — 0.9%
21,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	22,053
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	16,651
14,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	12,107
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	18,010
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	22,552
22,000	MPLX LP, (3M LIBOR +0.900%), 1.213%, 9/9/21(A)	21,826
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	24,410
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	22,378
		159,987

	Consumer Discretionary — 0.8%
8,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	7,580
10,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	10,097
12,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	12,414
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	30,153
24,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	24,101
24,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	29,443
22,000	Walmart, Inc., 2.850%, 7/8/24	23,941
		137,729

	Materials — 0.3%
16,000	Ecolab, Inc., 4.800%, 3/24/30	20,275
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	23,130
		43,405
	Total Corporate Bonds	$2,485,187

	U.S. Treasury Obligations — 12.5%
10,000	U.S. Treasury Bond, 1.250%, 5/15/50	9,608
100,000	U.S. Treasury Bond, 2.000%, 2/15/50	114,523
440,000	U.S. Treasury Note, 0.375%, 3/31/22	441,564
14,000	U.S. Treasury Note, 0.625%, 5/15/30	13,961
350,000	U.S. Treasury Note, 1.375%, 1/31/22	356,617

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 12.5% (Continued)
$675,000	U.S. Treasury Note, 1.500%, 11/30/24	$712,099
445,000	U.S. Treasury Note, 1.750%, 12/31/20	448,442
	Total U.S. Treasury Obligations	$2,096,814

	U.S. Government Mortgage-Backed Obligations — 6.1%
211,045	FHLMC, Pool #G05624, 4.500%, 9/1/39	234,595
139,310	FHLMC, Pool #Q29260, 4.000%, 10/1/44	152,848
81,826	FNMA, Pool #725423, 5.500%, 5/1/34	93,846
76,459	FNMA, Pool #725610, 5.500%, 7/1/34	87,596
19,846	FNMA, Pool #890310, 4.500%, 12/1/40	22,087
75,907	FNMA, Pool #AD9193, 5.000%, 9/1/40	86,812
322,278	FNMA, Pool #AL5718, 3.500%, 9/1/44	352,283
	Total U.S. Government Mortgage-Backed Obligations	$1,030,067

Shares

	Exchange-Traded Fund — 1.8%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$299,044

	Short-Term Investment Fund — 1.5%
244,755	Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	$244,755

	Total Investment Securities —99.9%
	(Cost $13,563,455)	$16,729,503
	Other Assets in Excess of Liabilities — 0.1%	10,778
	Net Assets — 100.0%	$16,740,281

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR- Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $297,773 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$10,573,636	$—	$—	$10,573,636
Corporate Bonds	—	2,485,187	—	2,485,187
U.S. Treasury Obligations	—	2,096,814	—	2,096,814
U.S. Government Mortgage-Backed Obligations	—	1,030,067	—	1,030,067
Exchange-Traded Fund	299,044	—	—	299,044
Short-Term Investment Fund	244,755	—	—	244,755
Total	$11,117,435	$5,612,068	$—	$16,729,503

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Bond Fund – June 30, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2%

	Financials — 9.9%
$224,000	Ally Financial, Inc., 5.750%, 11/20/25	$239,689
215,000	American Financial Group, Inc., 5.250%, 4/2/30	255,341
276,000	Ares Capital Corp., 3.250%, 7/15/25	267,861
244,000	Bank of America Corp., 3.705%, 4/24/28	275,809
390,000	Bank of America Corp. MTN, 4.000%, 1/22/25	430,698
326,000	Bank of Montreal (Canada), 3.803%, 12/15/32	350,877
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 0.936%, 9/19/22(A)	231,118
316,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	332,720
172,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	220,448
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 1.780%, 9/1/23(A)	323,248
219,000	Citigroup, Inc., 3.200%, 10/21/26	240,052
138,000	Citigroup, Inc., 4.750%, 5/18/46	175,537
217,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	215,915
338,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.962%, 2/15/27(A)	292,487
126,000	Credit Acceptance Corp., 6.625%, 3/15/26	126,510
171,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	173,865
69,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	66,930
398,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.020%, 7/24/23(A)	398,797
177,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	198,277
262,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	275,102
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	222,043
200,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	206,746
249,000	JPMorgan Chase & Co., 2.956%, 5/13/31	264,085
327,000	JPMorgan Chase & Co., 3.509%, 1/23/29	365,266
334,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	363,012
200,000	Mastercard, Inc., 3.300%, 3/26/27	226,519
303,000	Morgan Stanley, 3.950%, 4/23/27	341,020
89,000	Navient Corp., 5.500%, 1/25/23	85,329
34,000	Navient Corp., 5.875%, 10/25/24	31,939
89,000	Navient Corp., 7.250%, 9/25/23	86,988
369,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	408,732
235,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	268,713
248,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 1.739%, 1/15/27(A)	227,219
292,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.920%, 6/1/28(A)	251,318
112,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	116,144
116,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	119,698
54,000	Springleaf Finance Corp., 8.875%, 6/1/25	57,729
117,000	State Street Corp., 144a, (SOFR +2.690%), 2.825%, 3/30/23(A)	121,398
296,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	299,548
491,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.060%, 5/15/27(A)	424,900
210,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	226,368
73,000	Wells Fargo & Co., 4.125%, 8/15/23	79,280
		9,885,275

	Communication Services — 5.8%
71,000	Altice France SA (France), 144a, 7.375%, 5/1/26	74,039
232,000	AT&T, Inc., 4.500%, 5/15/35	275,314
32,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	32,640
118,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	120,736
106,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	109,668
239,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	252,145
23,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	22,339
72,000	CenturyLink, Inc., Ser S, 6.450%, 6/15/21	73,634
192,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	253,871
203,000	Comcast Corp., 4.000%, 3/1/48	246,843
248,000	Comcast Corp., 4.150%, 10/15/28	297,297
107,000	CommScope, Inc., 144a, 5.500%, 3/1/24	108,070
17,000	CommScope, Inc., 144a, 7.125%, 7/1/28	16,959
222,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	245,491
121,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	189,287
81,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	58,624
54,000	DISH DBS Corp., 5.875%, 7/15/22	54,907
237,000	DISH DBS Corp., 6.750%, 6/1/21	241,444
37,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	35,150
181,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	172,232
144,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	147,420
35,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	35,175
23,000	Level 3 Financing, Inc., 5.625%, 2/1/23	23,016
41,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	41,308
28,000	Match Group, Inc., 144a, 4.625%, 6/1/28	28,245
19,000	MDC Partners, Inc., 144a, 6.500%, 5/1/24	17,670
35,000	Meredith Corp., 144a, 6.500%, 7/1/25	34,650
145,000	Netflix, Inc., 4.875%, 4/15/28	155,044
40,000	Netflix, Inc., 144a, 5.375%, 11/15/29	43,808
128,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	128,960
63,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	63,413
196,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	184,975
64,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	65,313
14,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	12,740
24,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	23,040
82,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	86,315
129,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	120,766
98,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	106,526
55,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	62,013
47,000	T-Mobile USA, Inc., 4.500%, 2/1/26	47,562
29,000	T-Mobile USA, Inc., 4.750%, 2/1/28	30,636
60,000	T-Mobile USA, Inc., 6.000%, 4/15/24	61,302
326,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	362,825
60,000	VeriSign, Inc., 4.750%, 7/15/27	63,029
57,000	VeriSign, Inc., 5.250%, 4/1/25	63,127
410,000	Verizon Communications, Inc., 5.012%, 4/15/49	571,824
260,000	ViacomCBS, Inc., 4.950%, 5/19/50	289,595
		5,750,987

	Health Care — 5.3%
58,000	Abbott Laboratories, 3.750%, 11/30/26	67,481
276,000	AbbVie, Inc., 4.450%, 5/14/46	336,783

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Health Care — (Continued)
$163,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	$180,851
289,000	AbbVie, Inc., 144a, 5.000%, 12/15/21	303,624
73,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	73,022
226,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	249,564
91,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	91,000
215,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	218,068
70,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	70,350
73,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.348%, 6/6/22(A)	73,185
145,000	Becton Dickinson and Co., 4.685%, 12/15/44	178,556
223,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	311,288
249,000	Cigna Corp., 4.375%, 10/15/28	294,689
117,000	CommonSpirit Health, 4.187%, 10/1/49	119,153
185,000	CommonSpirit Health, 4.200%, 8/1/23	197,222
320,000	CVS Health Corp., 4.300%, 3/25/28	374,262
191,000	CVS Health Corp., 5.125%, 7/20/45	246,103
49,000	DaVita, Inc., 144a, 4.625%, 6/1/30	48,765
285,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	314,839
35,000	Encompass Health Corp., 4.500%, 2/1/28	33,569
46,000	HCA, Inc., 3.500%, 9/1/30	44,306
149,000	HCA, Inc., 5.375%, 2/1/25	159,616
21,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	21,683
112,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	112,560
16,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	16,520
215,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	213,925
39,000	Medtronic Global Holdings SCA, 3.350%, 4/1/27	44,516
228,000	Mylan, Inc., 4.550%, 4/15/28	261,957
122,000	Select Medical Corp., 144a, 6.250%, 8/15/26	123,336
54,000	Teleflex, Inc., 4.875%, 6/1/26	55,620
16,000	Teleflex, Inc., 144a, 4.250%, 6/1/28	16,400
87,000	Tenet Healthcare Corp., 5.125%, 5/1/25	83,973
49,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	52,124
304,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	353,501
		5,342,411

	Consumer Staples — 5.3%
157,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	157,000
137,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	133,132
427,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	522,514
137,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	132,890
131,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	137,714
294,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	271,215
311,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	325,781
422,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	464,451
25,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	25,344
189,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	193,725
66,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	68,969
213,000	Kroger Co. (The), 5.000%, 4/15/42	268,213
25,000	Lamb Weston Holdings, Inc., 144a, 4.875%, 5/15/28	26,488
327,000	Mars, Inc., 144a, 3.875%, 4/1/39	393,579
168,000	Mattel, Inc., 144a, 6.750%, 12/31/25	174,300
400,000	Mondelez International Holdings Netherlands BV, 144a, 2.125%, 9/19/22	412,187
155,000	Moody’s Corp., 2.750%, 12/15/21	159,508
145,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	143,550
19,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	19,617
155,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	154,547
17,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	17,064
86,000	QVC, Inc., 4.750%, 2/15/27	83,162
286,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	322,248
209,000	Staples, Inc., 144a, 7.500%, 4/15/26	164,222
160,000	Starbucks Corp., 3.350%, 3/12/50	162,956
75,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	78,563
154,000	Sysco Corp., 5.950%, 4/1/30	193,440
60,000	US Foods, Inc., 144a, 6.250%, 4/15/25	61,050
24,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	25,890
		5,293,319

	Industrials — 5.2%
22,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	22,385
128,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	132,000
244,000	Bemis Co., Inc., 2.630%, 6/19/30	250,170
77,000	Boeing Co. (The), 5.040%, 5/1/27	84,916
154,000	Boeing Co. (The), 5.805%, 5/1/50	181,872
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	373,838
35,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	34,913
143,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	140,756
167,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	169,505
370,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	404,304
400,000	Eagle Materials, Inc., 4.500%, 8/1/26	415,740
138,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	122,199
140,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	123,900
331,000	FedEx Corp., 5.100%, 1/15/44	386,187
88,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	84,520
290,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	314,514
87,000	Moog, Inc., 144a, 4.250%, 12/15/27	84,390
49,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	49,244
186,000	Norfolk Southern Corp., 4.837%, 10/1/41	241,366
170,000	Otis Worldwide Corp., 144a, 3.112%, 2/15/40	173,235
52,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	54,080
118,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	114,460
278,000	Roper Technologies, Inc., 2.950%, 9/15/29	303,666
14,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	14,174
71,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	70,824
11,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	11,561
36,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	36,315
1,743	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	1,536
238,000	Vulcan Materials Co., 4.500%, 4/1/25	264,124
49,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	51,818
36,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	37,710
94,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	98,474

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Industrials — (Continued)
$314,000	Xylem, Inc., 1.950%, 1/30/28	$316,693
		5,165,389

	Consumer Discretionary — 3.9%
140,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	139,176
29,000	Adient US LLC, 144a, 7.000%, 5/15/26	30,015
5,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	5,059
97,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	77,600
115,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	102,638
77,000	Carnival Corp., 144a, 11.500%, 4/1/23	83,545
59,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	56,935
9,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	9,051
15,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	14,906
21,000	Dana, Inc., 5.625%, 6/15/28	20,847
45,000	Ford Motor Co., 9.000%, 4/22/25	48,699
138,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	130,755
156,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	157,513
200,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	190,436
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	93,105
77,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	73,729
22,000	Group 1 Automotive, Inc., 5.000%, 6/1/22	21,862
221,000	Home Depot, Inc. (The), 5.950%, 4/1/41	333,189
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	317,323
126,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	127,260
117,000	Lennar Corp., 4.750%, 4/1/21	118,413
76,000	Lennar Corp., 4.750%, 5/30/25	81,130
300,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	368,038
34,000	Marriott International, Inc., 4.625%, 6/15/30	35,279
42,000	Marriott International, Inc., 5.750%, 5/1/25	45,627
80,000	Meritage Homes Corp., 6.000%, 6/1/25	85,117
20,000	Meritor, Inc., 144a, 6.250%, 6/1/25	20,200
24,000	Navistar International Corp., 144a, 9.500%, 5/1/25	25,717
107,000	Quad/Graphics, Inc., 7.000%, 5/1/22	93,090
37,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	38,608
38,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	35,475
45,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	46,608
120,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	123,000
33,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	33,495
142,000	United Rentals North America, Inc., 3.875%, 11/15/27	141,645
157,000	United Rentals North America, Inc., 5.875%, 9/15/26	164,536
13,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	13,601
324,000	Walmart, Inc., 2.850%, 7/8/24	352,593
49,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	47,163
		3,902,978

	Information Technology — 3.4%
335,000	Apple, Inc., 2.750%, 1/13/25	363,630
228,000	Apple, Inc., 4.650%, 2/23/46	313,990
25,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	26,213
94,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	94,000
108,000	CDK Global, Inc., 4.875%, 6/1/27	110,803
282,000	Fiserv, Inc., 3.500%, 7/1/29	317,002
350,000	Global Payments, Inc., 2.650%, 2/15/25	370,757
300,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	336,871
210,000	Intuit, Inc., 0.950%, 7/15/25	210,455
37,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	37,647
35,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	35,223
144,000	Microsoft Corp., 3.500%, 2/12/35	175,642
6,000	NCR Corp., 144a, 8.125%, 4/15/25	6,360
319,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	379,193
60,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	57,769
170,000	Oracle Corp., 2.650%, 7/15/26	183,886
110,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	111,610
214,000	Visa, Inc., 4.150%, 12/14/35	273,746
41,000	Western Digital Corp., 4.750%, 2/15/26	42,371
		3,447,168

	Real Estate — 3.3%
166,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	177,529
147,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	144,060
351,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	392,253
48,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	51,540
230,000	Equinix, Inc. REIT, 2.900%, 11/18/26	247,922
77,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	71,995
77,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	84,129
278,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	264,493
222,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	223,110
31,000	Iron Mountain, Inc. REIT, 5.750%, 8/15/24	31,298
72,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	70,920
147,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	152,148
181,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	194,742
100,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	103,750
204,000	Realty Income Corp. REIT, 3.250%, 1/15/31	220,709
282,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	285,910
21,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	20,921
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	97,800
180,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	184,055
244,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	260,325
		3,279,609

	Utilities — 3.2%
213,000	American Water Capital Corp., 6.593%, 10/15/37	317,505
100,000	Calpine Corp., 144a, 5.250%, 6/1/26	100,971
14,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	14,279
100,000	DPL, Inc., 4.350%, 4/15/29	101,288
16,000	DPL, Inc., 144a, 4.125%, 7/1/25	16,004
354,000	DTE Energy Co. Ser D Series D, 3.700%, 8/1/23	380,370
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	111,071
202,000	Edison International, 4.125%, 3/15/28	213,650
218,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	253,845
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	91,714
234,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	285,052
393,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	379,827
124,000	PacifiCorp., 5.750%, 4/1/37	170,136
14,000	PG&E Corp., 5.250%, 7/1/30	14,080
46,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	42,156

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Utilities — (Continued)
$102,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	$101,490
48,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	48,000
198,000	Virginia Electric & Power Co., 3.300%, 12/1/49	219,428
492,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.505%, 5/15/67(A)	388,680
		3,249,546

	Energy — 3.2%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	262,957
321,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	337,105
221,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	262,842
202,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	174,683
297,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	337,908
83,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	76,775
7,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	7,055
328,000	Energy Transfer Partners LP, 4.950%, 6/15/28	352,237
86,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	77,400
110,000	Montage Resources Corp., 8.875%, 7/15/23	86,900
332,000	MPLX LP, (3M LIBOR +0.900%), 1.213%, 9/9/21(A)	329,368
4,000	Murphy Oil Corp., 6.375%, 12/1/42	3,104
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	141,578
196,000	NuStar Logistics LP, 5.625%, 4/28/27	189,140
35,000	Occidental Petroleum Corp., 4.200%, 3/15/48	23,702
56,000	Occidental Petroleum Corp., 8.500%, 7/15/27	55,930
67,000	ONEOK, Inc., 6.350%, 1/15/31	78,428
147,000	PDC Energy, Inc., 5.750%, 5/15/26	133,770
50,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	49,500
112,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	101,144
119,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	120,785
		3,202,311

	Materials — 1.7%
40,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	40,850
162,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	166,050
9,000	Arconic Corp., 144a, 6.000%, 5/15/25	9,304
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	84,884
62,000	Commercial Metals Co., 5.750%, 4/15/26	63,550
80,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	78,400
196,000	Ecolab, Inc., 4.800%, 3/24/30	248,367
54,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	55,041
122,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	122,000
180,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	180,844
72,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	68,400
16,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	16,240
75,000	Novelis Corp., 144a, 5.875%, 9/30/26	74,906
80,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	77,200
293,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	356,690
10,000	WR Grace & Co., 144a, 4.875%, 6/15/27	10,130
		1,652,856
	Total Corporate Bonds	$50,171,849

	U.S. Treasury Obligations — 13.3%
590,000	U.S. Treasury Bond, 2.000%, 2/15/50	675,688
747,000	U.S. Treasury Bond, 2.250%, 8/15/49	898,355
3,870,000	U.S. Treasury Note, 0.375%, 3/31/22	3,883,757
198,000	U.S. Treasury Note, 0.625%, 5/15/30	197,451
290,000	U.S. Treasury Note, 1.250%, 5/15/50	278,638
515,000	U.S. Treasury Note, 1.500%, 11/30/24	543,305
3,005,000	U.S. Treasury Note, 1.750%, 12/31/20	3,028,242
3,415,000	U.S. Treasury Note, 1.750%, 11/15/29	3,770,373
	Total U.S. Treasury Obligations	$13,275,809

	Asset-Backed Securities — 10.5%
375,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR +1.220%), 2.821%, 4/15/33(A)	364,985
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 2.238%, 10/22/30(A)	259,180
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 3.878%, 1/15/33(A)	385,428
275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 2.459%, 10/21/31(A)	268,959
144,300	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	147,385
715,938	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	757,448
597,423	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	549,699
400,962	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	405,298
740,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	709,526
441,094	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	434,274
201,508	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	199,475
298,500	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	307,595
268,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	263,774
257,713	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	252,772
243,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	222,435
323,426	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	319,240
700,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 2.709%, 10/21/30(A)	676,799
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 2.785%, 4/20/31(A)	271,727
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.292%, 11/15/32(A)	391,321
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.265%, 7/15/38(A)	733,432
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	336,985
400,505	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	431,112

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 10.5% (Continued)

$380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 2.349%, 10/15/30(A)	$371,942
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 2.405%, 7/20/32(A)	269,235
901,875	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	934,748
257,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	257,932
	Total Asset-Backed Securities	$10,522,706

	U.S. Government Mortgage-Backed Obligations — 7.3%
88,962	FHLMC, Pool #A95946, 4.000%, 1/1/41	97,523
70,376	FHLMC, Pool #A96485, 4.500%, 1/1/41	78,315
17,506	FHLMC, Pool #G03217, 5.500%, 9/1/37	19,646
10,905	FHLMC, Pool #G03781, 6.000%, 1/1/38	12,686
395,710	FHLMC, Pool #G05624, 4.500%, 9/1/39	439,865
536,322	FHLMC, Pool #Q29056, 4.000%, 10/1/44	583,437
228,313	FHLMC, Pool #Q29260, 4.000%, 10/1/44	250,501
4,664	FNMA, Pool #561741, 7.500%, 1/1/31	5,407
307,926	FNMA, Pool #725423, 5.500%, 5/1/34	353,157
283,183	FNMA, Pool #725610, 5.500%, 7/1/34	324,428
6,899	FNMA, Pool #889734, 5.500%, 6/1/37	7,922
46,466	FNMA, Pool #AB1149, 5.000%, 6/1/40	53,325
47,953	FNMA, Pool #AB1800, 4.000%, 11/1/40	52,911
80,314	FNMA, Pool #AD3795, 4.500%, 4/1/40	89,366
112,848	FNMA, Pool #AD9150, 5.000%, 8/1/40	129,696
253,023	FNMA, Pool #AD9193, 5.000%, 9/1/40	289,372
149,741	FNMA, Pool #AE0548, 4.500%, 11/1/40	166,575
114,602	FNMA, Pool #AE4429, 4.000%, 10/1/40	125,812
6,960	FNMA, Pool #AH2666, 4.000%, 1/1/26	7,364
13,002	FNMA, Pool #AH3493, 4.000%, 2/1/26	13,790
199,545	FNMA, Pool #AJ5457, 4.000%, 11/1/41	219,220
184,115	FNMA, Pool #AL0054, 4.500%, 2/1/41	204,947
399,240	FNMA, Pool #AL5718, 3.500%, 9/1/44	436,411
414,673	FNMA, Pool #AR9195, 3.000%, 3/1/43	448,395
175,527	FNMA, Pool #AS7813, 4.000%, 8/1/46	189,131
443,963	FNMA, Pool #AT2016, 3.000%, 4/1/43	477,178
493,604	FNMA, Pool #BC1158, 3.500%, 2/1/46	529,042
235,516	FNMA, Pool #MA1175, 3.000%, 9/1/42	252,323
119,661	FNMA, Pool #MA2177, 4.000%, 2/1/35	128,746
168,927	GNMA, Pool #4853, 4.000%, 11/20/40	186,210
116,697	GNMA, Pool #4883, 4.500%, 12/20/40	128,173
452,034	GNMA, Pool #5175, 4.500%, 9/20/41	496,523
16,491	GNMA, Pool #679437, 6.000%, 11/15/22	16,636
48,907	GNMA, Pool #736696, 4.500%, 5/15/40	53,931
231,360	GNMA, Pool #AD1745, 3.000%, 2/20/43	249,087
176,362	GNMA, Pool #MA1157, 3.500%, 7/20/43	191,685
	Total U.S. Government Mortgage-Backed Obligations	$7,308,736

Shares
	Exchange-Traded Fund — 5.0%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	$4,961,974

	Non-Agency Collateralized Mortgage Obligations — 4.7%
228,408	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.604%, 7/25/43(A)(B)	228,190
711,183	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.571%, 6/25/45(A)(B)	715,732
495,963	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.746%, 10/25/45(A)(B)	510,356
618,283	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.435%, 5/25/43(A)(B)	618,733
464,833	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.944%, 1/25/45(A)(B)	460,519
312,183	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.861%, 12/25/44(A)(B)	311,386
190,683	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	202,370
1,866	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	1,888
351,428	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.504%, 3/25/43(A)(B)	353,804
531,647	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.520%, 1/25/47(A)(B)	535,910
91,126	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	64,563
204,645	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.634%, 2/25/43(A)(B)	205,503
208,697	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.555%, 8/25/43(A)(B)	209,614
283,074	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.505%, 5/25/43(A)(B)	284,075
36,442	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	36,631
	Total Non-Agency Collateralized Mortgage Obligations	$4,739,274

	Commercial Mortgage-Backed Securities — 3.5%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	782,586
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.435%, 7/15/35(A)	710,573
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	382,648
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	357,418
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	261,846
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	326,059
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	719,628
	Total Commercial Mortgage-Backed Securities	$3,540,758

	Agency Collateralized Mortgage Obligations — 1.6%
902,511	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,019,266
61,608	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	65,901
428,961	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	459,314
	Total Agency Collateralized Mortgage Obligations	$1,544,481

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bond — 0.3%

	New York — 0.3%
$320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$343,507

Shares

	Short-Term Investment Fund — 3.0%
2,965,007	Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	$2,965,007
	Total Investment Securities —99.4%
	(Cost $94,599,112)	$99,374,101

	Other Assets in
	Excess of Liabilities — 0.6%	622,501
	Net Assets — 100.0%	$99,996,602

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

These securities do not indicate a reference rate and spread in their description.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $33,603,375 or 33.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$50,171,849	$—	$50,171,849
U.S. Treasury Obligations	—	13,275,809	—	13,275,809
Asset-Backed Securities	—	10,522,706	—	10,522,706
U.S. Government Mortgage-Backed Obligations	—	7,308,736	—	7,308,736
Exchange-Traded Fund	4,961,974	—	—	4,961,974
Non-Agency Collateralized Mortgage Obligations	—	4,739,274	—	4,739,274
Commercial Mortgage-Backed Securities	—	3,540,758	—	3,540,758
Agency Collateralized Mortgage Obligations	—	1,544,481	—	1,544,481
Municipal Bond	—	343,507	—	343,507
Short-Term Investment Fund	2,965,007	—	—	2,965,007
Other Financial Instruments*
Futures Interest Rate Contracts	18,668	—	—	18,668
Total Assets	$7,945,649	$91,447,120	$—	$99,392,769

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$5,784	$—	$—	$5,784
Total	$7,939,865	$91,447,120	$—	$99,386,985

*Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.

Futures Contracts

At June 30, 2020, $83,408 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2020:

					Unrealized
		Number of			Appreciation/
Description	Expiration Date	Contracts	Notional Value		(Depreciation)

Short Futures: Ultra Long U.S. Treasury Bond Futures	09/21/2020	12	$2,612,091	$	$(5,784)
Long Futures: 5-Year U.S. Treasury Note Futures	09/30/2020	92	11,549,613		18,668
					$12,884

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Common Stock Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.0%

Information Technology — 27.2%
Apple, Inc.	36,489	$13,311,187
Avnet, Inc.	62,054	1,730,376
International Business Machines Corp.	22,843	2,758,749
Microsoft Corp.	80,094	16,299,930
Oracle Corp.	82,852	4,579,230
salesforce.com, Inc.*	40,285	7,546,589
SS&C Technologies Holdings, Inc.	33,500	1,892,080
Texas Instruments, Inc.	25,987	3,299,569
Workday, Inc. - Class A*	15,533	2,910,263
		54,327,973

Communication Services — 22.1%
Alphabet, Inc. - Class C*	9,023	12,755,003
AT&T, Inc.	88,597	2,678,287
Baidu, Inc. (China) ADR*	7,462	894,619
Charter Communications, Inc. - Class A*	5,470	2,789,919
Comcast Corp. - Class A	134,365	5,237,548
Facebook, Inc. - Class A*	49,473	11,233,834
Fox Corp. - Class A	67,213	1,802,653
Netflix, Inc.*	7,955	3,619,843
Walt Disney Co. (The)	27,958	3,117,597
		44,129,303

Financials — 12.4%
Bank of America Corp.	197,849	4,698,914
Berkshire Hathaway, Inc. - Class B*	65,241	11,646,171
Goldman Sachs Group, Inc. (The)	23,820	4,707,308
Signature Bank/NewYork NY	34,361	3,673,878
		24,726,271

Consumer Discretionary — 11.5%
Alibaba Group Holding Ltd. (China) ADR*	16,143	3,482,045
Amazon.com, Inc.*	4,244	11,708,432
JD.com, Inc. (China) ADR*	53,709	3,232,208
Starbucks Corp.	36,262	2,668,521
Trip.com Group Ltd. (China) ADR*	76,259	1,976,633
		23,067,839

Health Care — 10.5%
AmerisourceBergen Corp.	23,296	2,347,538
Bristol-Myers Squibb Co.	77,056	4,530,893
HCA Healthcare, Inc.	32,194	3,124,750
Johnson & Johnson	43,542	6,123,312
UnitedHealth Group, Inc.	16,842	4,967,548
		21,094,041

Industrials — 8.5%
Deere & Co.	21,696	3,409,526
FedEx Corp.	11,779	1,651,651
Hubbell, Inc.	27,030	3,388,481
Parker-Hannifin Corp.	12,785	2,343,107
Raytheon Technologies Corp.	48,391	2,981,853
Union Pacific Corp.	19,390	3,278,267
		17,052,885

Consumer Staples — 3.3%
Monster Beverage Corp.*	48,551	3,365,555
Philip Morris International, Inc.	45,613	3,195,647
		6,561,202

Energy — 1.7%
Exxon Mobil Corp.	50,133	2,241,948
Schlumberger Ltd.	67,838	1,247,541
		3,489,489

Real Estate — 1.7%
Jones Lang LaSalle, Inc.	32,714	3,384,590

Materials — 1.1%
DuPont de Nemours, Inc.	39,628	2,105,436
Total Common Stocks		$199,939,029

Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	4	$4

Total Investment Securities —100.0% (Cost $144,694,915)		$199,939,033

Other Assets in Excess of Liabilities — 0.0%		13,723

Net Assets — 100.0%		$199,952,756

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$199,939,029	$—	$—	$199,939,029
Short-Term Investment Fund	4	—	—	4
Total	$199,939,033	$—	$—	$199,939,033

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Small Company Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.4%

Health Care — 21.8%
Addus HomeCare Corp.*	6,700	$620,152
Bio-Rad Laboratories, Inc. - Class A*	1,296	585,131
Bio-Techne Corp.	2,236	590,460
Chemed Corp.	1,410	636,009
Encompass Health Corp.	9,983	618,247
Ensign Group, Inc. (The)	15,000	627,750
Globus Medical, Inc. - Class A*	13,568	647,329
Haemonetics Corp.*	12,340	1,105,170
HMS Holdings Corp.*	19,100	618,649
Integra LifeSciences Holdings Corp.*	12,892	605,795
NuVasive, Inc.*	11,197	623,225
Omnicell, Inc.*	9,031	637,769
Premier, Inc. - Class A*	31,118	1,066,725
Providence Service Corp. (The)*	8,031	633,726
Tactile Systems Technology, Inc.*	15,000	621,450
Vericel Corp.*	48,600	671,652
Vocera Communications, Inc.*	33,800	716,560
		11,625,799

Information Technology — 21.5%
8x8, Inc.*	35,500	568,000
Aspen Technology, Inc.*	5,958	617,308
Cerence, Inc.*	14,599	596,223
Envestnet, Inc.*	8,900	654,506
ExlService Holdings, Inc.*	9,787	620,496
J2 Global, Inc.*	17,085	1,079,943
KBR, Inc.	26,670	601,408
MAXIMUS, Inc.	8,687	611,999
Nice Ltd. (Israel) ADR*	3,168	599,512
Nuance Communications, Inc.*	23,298	589,556
Onto Innovation, Inc.*	38,808	1,321,024
Qualys, Inc.*	5,128	533,415
SPS Commerce, Inc.*	8,100	608,472
Tower Semiconductor Ltd.*	33,800	645,242
Verint Systems, Inc.*	26,000	1,174,680
WNS Holdings Ltd. ADR*	11,200	615,776
		11,437,560

Industrials — 19.6%
Aerojet Rocketdyne Holdings, Inc.*	15,100	598,564
ASGN, Inc.*	9,517	634,594
Clean Harbors, Inc.*	18,300	1,097,634
Comfort Systems USA, Inc.	15,756	642,057
Crane Co.	10,682	635,152
Curtiss-Wright Corp.	13,400	1,196,352
ITT, Inc.	10,548	619,590
John Bean Technologies Corp.	8,000	688,160
Quanta Services, Inc.	33,233	1,303,731
RBC Bearings, Inc.*	4,400	589,776
Rexnord Corp.	22,380	652,377
SkyWest, Inc.	17,400	567,588
Watts Water Technologies, Inc. - Class A	7,705	624,105
Woodward, Inc.	7,661	594,111
		10,443,791

Consumer Discretionary — 14.3%
Aritzia, Inc. (Canada)*	42,192	590,800
Bloomin’ Brands, Inc.	53,658	571,994
Fox Factory Holding Corp.*	7,600	627,836
frontdoor, Inc.*	29,196	1,294,259
Oxford Industries, Inc.	13,200	580,932
Skyline Champion Corp.*	23,500	571,990
Steven Madden Ltd.	22,564	557,105
Strategic Education, Inc.	7,200	1,106,280
Texas Roadhouse, Inc.	10,178	535,057
TopBuild Corp.*	4,900	557,473
Zumiez, Inc.*	23,500	643,430
		7,637,156

Financials — 9.0%
Evercore, Inc. - Class A	20,200	1,190,184
Glacier Bancorp, Inc.	16,592	585,532
TCF Financial Corp.	37,600	1,106,192
Webster Financial Corp.	22,373	640,092
Western Alliance Bancorp	16,877	639,132
WSFS Financial Corp.	22,700	651,490
		4,812,622

Real Estate — 4.7%
Corporate Office Properties Trust REIT	51,545	1,306,150
Healthcare Realty Trust, Inc. REIT	20,300	594,587
STAG Industrial, Inc. REIT	20,100	589,332
		2,490,069

Communication Services — 3.5%
Cargurus, Inc.*	23,300	590,655
Cogent Communications Holdings, Inc.	7,661	592,655
QuinStreet, Inc.*	62,080	649,357
		1,832,667
Total Common Stocks		$50,279,664

Short-Term Investment Fund — 6.6%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	3,525,463	$3,525,463

Total Investment Securities —101.0%
(Cost $46,101,341)		$53,805,127

Liabilities in Excess of Other Assets — (1.0%)		(525,682)

Net Assets — 100.0%		$53,279,445

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$50,279,664	$—	$—	$50,279,664
Short-Term Investment Fund	3,525,463	—	—	3,525,463
Total	$53,805,127	$—	$—	$53,805,127

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value
Exchange-Traded Funds ~ — 97.3%
Equity Funds — 79.6%
iShares Core S&P Mid-Cap ETF	7,145	$1,270,524
iShares Core S&P Small-Cap ETF	6,210	424,081
Vanguard FTSE Developed Markets ETF	90,685	3,517,671
Vanguard FTSE Emerging Markets ETF	15,930	630,987
Vanguard S&P 500 ETF	24,895	7,055,990
Vanguard Value ETF	11,030	1,098,478
		13,997,731
Fixed Income Funds — 17.7%
iShares Core Total USD Bond Market ETF	13,705	744,593
iShares Core US Aggregate Bond ETF	11,030	1,303,856
iShares iBoxx $ High Yield Corporate Bond ETF	3,040	248,125
Vanguard Intermediate-Term Corporate Bond ETF	5,700	542,298
Vanguard Total International Bond ETF	4,870	281,145
		3,120,017
Total Exchange-Traded Funds		$17,117,748

Short-Term Investment Fund — 2.8%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	487,597	$487,597

Total Investment Securities —100.1%
(Cost $15,701,301)		$17,605,345

Liabilities in Excess of Other Assets — (0.1%)		(12,530)

Net Assets — 100.0%		$17,592,815

~	The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,117,748	$—	$—	$17,117,748
Short-Term Investment Fund	487,597	—	—	487,597
Total	$17,605,345	$—	$—	$17,605,345

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value
Exchange-Traded Funds~ — 97.1%
Fixed Income Funds — 58.3%
iShares Core Total USD Bond Market ETF	46,375	$2,519,554
iShares Core US Aggregate Bond ETF	23,795	2,812,807
iShares iBoxx $ High Yield Corporate Bond ETF	9,745	795,387
Vanguard Intermediate-Term Corporate Bond ETF	14,565	1,385,714
Vanguard Total International Bond ETF	7,270	419,697
		7,933,159
Equity Funds — 38.8%
iShares Core S&P Mid-Cap ETF	2,515	447,217
iShares Core S&P Small-Cap ETF	2,785	190,188
Vanguard FTSE Developed Markets ETF	30,815	1,195,314
Vanguard FTSE Emerging Markets ETF	5,175	204,982
Vanguard S&P 500 ETF	9,905	2,807,374
Vanguard Value ETF	4,450	443,175
		5,288,250
Total Exchange-Traded Funds		$13,221,409

Short-Term Investment Fund — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	419,466	$419,466

Total Investment Securities —100.2%
(Cost $12,030,290)		$13,640,875

Liabilities in Excess of Other Assets — (0.2%)		(30,687)

Net Assets — 100.0%		$13,610,188

~	The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,221,409	$—	$—	$13,221,409
Short-Term Investment Fund	419,466	—	—	419,466
Total	$13,640,875	$—	$—	$13,640,875

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value
Exchange-Traded Funds~ — 97.0%
Equity Funds — 58.8%
iShares Core S&P Mid-Cap ETF	4,955	$881,098
iShares Core S&P Small-Cap ETF	4,670	318,914
Vanguard FTSE Developed Markets ETF	60,165	2,333,800
Vanguard FTSE Emerging Markets ETF	10,740	425,411
Vanguard S&P 500 ETF	18,340	5,198,106
Vanguard Value ETF	8,020	798,712
		9,956,041
Fixed Income Funds — 38.2%
iShares Core Total USD Bond Market ETF	35,605	1,934,420
iShares Core US Aggregate Bond ETF	19,430	2,296,820
iShares iBoxx $ High Yield Corporate Bond ETF	6,025	491,761
Vanguard Intermediate-Term Corporate Bond ETF	13,585	1,292,477
Vanguard Total International Bond ETF	7,680	443,367
		6,458,845
Total Exchange-Traded Funds		$16,414,886

Short-Term Investment Fund — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	518,563	$518,563

Total Investment Securities —100.1%
(Cost $15,428,532)		$16,933,449

Liabilities in Excess of Other Assets — (0.1%)		(13,059)

Net Assets — 100.0%		$16,920,390

~	The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,414,886	$—	$—	$16,414,886
Short-Term Investment Fund	518,563	—	—	518,563
Total	$16,933,449	$—	$—	$16,933,449

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
	Balanced	Bond	Common Stock	Small Company	Aggressive ETF	Conservative	Moderate ETF
	Fund	Fund	Fund	Fund	Fund	ETF Fund	Fund
Assets
Investments, at cost	$13,563,455	$94,599,112	$144,694,915	$46,101,341	$15,701,301	$12,030,290	$15,428,532
Investments, at market value	$16,729,503	$99,374,101	$199,939,033	$53,805,127	$17,605,345	$13,640,875	$16,933,449
Cash deposits held at prime broker(A)	—	83,408	—	—	—	—	—
Foreign currency (B)	—	—	8	—	—	—	—
Dividends and interest receivable	34,806	634,316	116,077	28,356	35,682	14,197	26,287
Receivable for capital shares sold	25,103	131,193	349	3,847	23	—	2,956
Receivable for investments sold	—	125,181	599,167	366,411	—	—	—
Securities lending income receivable	—	19	—	—	116	36	125
Receivable for variation margin on futures contracts	—	9,500	—	—	—	—	—
Tax reclaim receivable	—	—	42,683	—	—	—	—
Other assets	158	793	1,741	550	163	149	169
Total Assets	16,789,570	100,358,511	200,699,058	54,204,291	17,641,329	13,655,257	16,962,986

Liabilities
Bank overdrafts	—	1,146	262,037	—	—	—	—
Payable for capital shares redeemed	320	17,702	55,214	9,441	12,110	13,779	6,747
Payable for investments purchased	7,736	214,180	127,405	829,587	—	—	—
Payable to Investment Advisor	1,284	27,390	72,101	22,110	3,627	2,791	3,472
Payable to other affiliates	777	25,385	59,092	1,245	4,330	195	3,952
Payable to Trustees	11,099	11,099	11,099	11,099	11,099	11,099	11,099
Payable for professional services	11,404	14,308	18,953	12,837	11,120	10,962	11,114
Payable for pricing services	4,863	—	1,499	2,749	523	505	505
Payable for reports to shareholders	3,758	16,690	19,298	16,209	3,200	3,243	3,202
Payable for transfer agent services	2,811	34,009	103,141	19,530	13	13	—
Other accrued expenses and liabilities	5,237	—	16,463	39	2,492	2,482	2,505
Total Liabilities	49,289	361,909	746,302	924,846	48,514	45,069	42,596

Net Assets	$16,740,281	$99,996,602	$199,952,756	$53,279,445	$17,592,815	$13,610,188	$16,920,390

Net assets consist of:
Paid-in capital	$12,564,697	$94,388,111	$138,112,289	$46,768,271	$14,672,556	$10,990,463	$14,072,801
Distributable earnings (deficit)	4,175,584	5,608,491	61,840,467	6,511,174	2,920,259	2,619,725	2,847,589
Net Assets	$16,740,281	$99,996,602	$199,952,756	$53,279,445	$17,592,815	$13,610,188	$16,920,390

Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$—	$61,924,272	$73,702,775	$—	$17,592,815	$13,610,188	$16,920,390
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	5,883,795	8,253,700	—	1,113,941	1,125,254	1,448,690
Net asset value, offering price and redemption price per share	$—	$10.52	$8.93	$—	$15.79	$12.10	$11.68

Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,740,281	$38,072,330	$126,249,981	$53,279,445	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,386,228	3,614,321	14,111,568	4,575,109	—	—	$—
Net asset value, offering price and redemption price per share	$12.08	$10.53	$8.95	$11.65	$—	$—	$—
(A) Represents segregated cash for futures contracts.
(B) Cost of foreign currency:	$—	$—	$8	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

						Touchstone
	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Conservative	Touchstone
	Balanced	Bond	Common Stock	Small Company	Aggressive ETF	ETF	Moderate ETF
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$79,635	$88,694	$1,500,208	$234,221	$159,271	$142,337	$166,647
Interest	78,066	1,452,917	—	—	—	—	—
Income from securities loaned	38	1,041	4	111	2,800	1,163	2,651
Total Investment Income	157,739	1,542,652	1,500,212	234,332	162,071	143,500	169,298

Expenses
Investment advisory fees	44,890	194,206	494,271	134,103	21,565	16,891	21,124
Administration fees	11,835	70,400	143,929	38,890	12,508	9,797	12,252
Compliance fees and expenses	1,168	1,168	1,168	1,168	1,168	1,168	1,168
Custody fees	17,944	19,950	5,365	3,857	1,319	1,345	1,312
Professional fees	12,253	13,421	16,178	12,089	11,026	10,942	11,025
Transfer Agent fees, Class SC	—	6,013	11,484	—	32	32	42
Transfer Agent fees, Class I	2,344	19,679	65,376	16,211	—	—	—
Reports to Shareholders, Class SC	—	2,111	2,111	—	2,271	2,271	2,271
Reports to Shareholders, Class I	2,659	10,282	12,771	12,060	—	—	—
Shareholder servicing fees, Class SC	—	20,902	69,833	—	21,565	16,891	21,124
Trustee fees	11,071	11,071	11,071	11,071	11,071	11,071	11,071
Other expenses	9,698	11,939	9,836	9,657	7,025	6,976	7,016
Total Expenses	113,862	381,142	843,393	239,106	89,550	77,384	88,405
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(44,486)	(28,753)	(51,207)	(35,269)	(24,855)	(26,712)	(25,032)
Net Expenses	69,376	352,389	792,186	203,837	64,695	50,672	63,373

Net Investment Income	88,363	1,190,263	708,026	30,495	97,376	92,828	105,925

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	83,595	1,640,778	(763,493)	(3,044,532)	224,970	228,310	331,619
Net realized gain on foreign currency transactions	—	—	—	17,452	—	—	—
Net realized losses on futures contracts	—	(211,724)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(32,382)	2,235,659	(6,792,287)	(6,529,674)	(1,447,044)	(426,594)	(1,069,331)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	105	—	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	12,884	—	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments	51,213	3,677,597	(7,555,675)	(9,556,754)	(1,222,074)	(198,284)	(737,712)

Change in Net Assets Resulting from Operations	$139,576	$4,867,860	$(6,847,649)	$(9,526,259)	$(1,124,698)	$(105,456)	$(631,787)
(A) Net of foreign tax withholding of:	$804	$—	$19,403	$—	$—	$—	$—
(B)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Touchstone		Touchstone		Touchstone
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year	Ended	Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2020	December 31,	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019
From Operations
Net investment income	$88,363	$209,828	$1,190,263	$1,650,309	$708,026	$1,271,108
Net realized gains (losses) on investments, foreign currency transactions and futures contracts	83,595	628,730	1,429,054	1,899,240	(763,493)	5,513,992
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures contracts	(32,382)	2,681,306	2,248,543	1,967,154	(6,792,182)	32,941,965
Change in Net Assets from Operations	139,576	3,519,864	4,867,860	5,516,703	(6,847,649)	39,727,065

Distributions to Shareholders:
Distributed earnings, Class SC	—	—	—	(767,223)	—	(1,318,378)
Distributed earnings, Class I	—	(231,543)	—	(489,579)	—	(2,230,391)
Total Distributions	—	(231,543)	—	(1,256,802)	—	(3,548,769)

Share Transactions Class SC
Proceeds from Shares issued	—	—	1,414,724	1,313,684	335,131	335,211
Proceeds from Shares issued in connection with merger(A)	—	—	—	57,995,899	—	82,115,805
Reinvestment of distributions	—	—	—	767,223	—	1,318,378
Cost of Shares redeemed	—	—	(1,953,693)	(1,406,111)	(6,617,531)	(6,076,930)
Change in Net Assets from Class SC Share Transactions	—	—	(538,969)	58,670,695	(6,282,400)	77,692,464
Share Transactions Class I
Proceeds from Shares issued	537,508	1,925,174	1,703,795	1,816,262	799,632	1,674,840
Reinvestment of distributions	—	231,543	—	489,580	—	2,230,391
Cost of Shares redeemed	(1,565,173)	(3,787,355)	(3,317,086)	(9,763,576)	(9,799,139)	(20,490,003)
Change in Net Assets from Class I Share Transactions	(1,027,665)	(1,630,638)	(1,613,291)	(7,457,734)	(8,999,507)	(16,584,772)
Change in Net Assets from Share Transactions	(1,027,665)	(1,630,638)	(2,152,260)	51,212,961	(15,281,907)	61,107,692

Total Increase (Decrease) in Net Assets	(888,089)	1,657,683	2,715,600	55,472,862	(22,129,556)	97,285,988
Net Assets
Beginning of period	17,628,370	15,970,687	97,281,002	41,808,140	222,082,312	124,796,324
End of period	$16,740,281	$17,628,370	$99,996,602	$97,281,002	$199,952,756	$222,082,312

Share Transactions Class SC
Shares issued	—	—	139,343	130,862	42,219	39,241
Shares issued in connection with merger(A)	—	—	—	5,871,411	—	9,491,942
Shares reinvested	—	—	—	76,493	—	145,357
Shares redeemed	—	—	(194,729)	(139,585)	(757,867)	(707,192)
Change in Class SC Shares Outstanding	—	—	(55,386)	5,939,181	(715,648)	8,969,348
Share Transactions Class I
Shares issued	45,082	172,316	166,970	185,612	92,610	202,192
Shares reinvested	—	19,313	—	48,811	—	245,641
Shares redeemed	(133,488)	(336,096)	(328,511)	(1,006,129)	(1,128,206)	(2,434,115)
Change in Class I Shares Outstanding	(88,406)	(144,467)	(161,541)	(771,706)	(1,035,596)	(1,986,282)
Change in Shares Outstanding	(88,406)	(144,467)	(216,927)	5,167,475	(1,751,244)	6,983,066

(A) See note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone		Touchstone
Small Company		Aggressive ETF		Conservative ETF		Moderate ETF
Fund		Fund		Fund		Fund
For the		For the
Six Months	For the	Six Months	For the	For the	For the	For the	For the
Ended	Year	Ended	Year	Six Months	Year	Six Months	Year
June 30,	Ended	June 30,	Ended	Ended	Ended	Ended	Ended
2020	December 31,	2020	December 31,	June 30, 2020	December 31,	June 30, 2020	December 31,
(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019
$30,495	$81,322	$97,376	$339,571	$92,828	$354,008	$105,925	$381,212
(3,027,080)	1,955,778	224,970	354,418	228,310	354,795	331,619	523,989
(6,529,674)	9,991,232	(1,447,044)	2,947,260	(426,594)	1,638,991	(1,069,331)	2,404,610
(9,526,259)	12,028,332	(1,124,698)	3,641,249	(105,456)	2,347,794	(631,787)	3,309,811

—	—	—	(1,325,771)	—	(469,710)	—	(1,344,643)
—	(7,015,447)	—	—	—	—	—	—
—	(7,015,447)	—	(1,325,771)	—	(469,710)	—	(1,344,643)

—	—	415,810	577,513	135,036	965,644	92,116	666,117
—	—	—	—	—	—	—	—
—	—	—	1,325,771	—	469,710	—	1,344,643
—	—	(687,988)	(2,122,628)	(1,010,504)	(5,765,849)	(1,218,817)	(3,955,748)
—	—	(272,178)	(219,344)	(875,468)	(4,330,495)	(1,126,701)	(1,944,988)

1,740,243	1,969,190	—	—	—	—	—	—
—	7,015,447	—	—	—	—	—	—
(3,564,586)	(7,251,673)	—	—	—	—	—	—
(1,824,343)	1,732,964	—	—	—	—	—	—
(1,824,343)	1,732,964	(272,178)	(219,344)	(875,468)	(4,330,495)	(1,126,701)	(1,944,988)

(11,350,602)	6,745,849	(1,396,876)	2,096,134	(980,924)	(2,452,411)	(1,758,488)	20,180

64,630,047	57,884,198	18,989,691	16,893,557	14,591,112	17,043,523	18,678,878	18,658,698
$53,279,445	$64,630,047	$17,592,815	$18,989,691	$13,610,188	$14,591,112	$16,920,390	$18,678,878

—	—	27,464	34,721	11,535	82,313	8,153	56,082
—	—	—	—	—	—	—	—
—	—	—	79,281	—	38,511	—	111,209
—	—	(44,235)	(128,448)	(87,526)	(487,349)	(109,197)	(328,117)
—	—	(16,771)	(14,446)	(75,991)	(366,525)	(101,044)	(160,826)

162,386	138,160	—	—	—	—	—	—
—	527,445	—	—	—	—	—	—
(307,420)	(506,338)	—	—	—	—	—	—
(145,034)	159,267	—	—	—	—	—	—
(145,034)	159,267	(16,771)	(14,446)	(75,991)	(366,525)	(101,044)	(160,826)

Financial Highlights

Touchstone Balanced Fund — Class I

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.95	$9.86	$14.85	$13.02	$12.49	$13.45
Income (loss) from investment operations:
Net investment income	0.07	0.14	(A)	0.18	(A)	0.14	0.15	(A)	0.20	(A)
Net realized and unrealized gains (losses) on investments	0.06	2.11	(0.92)	1.69	0.78	(0.19)
Total from investment operations	0.13	2.25	(0.74)	1.83	0.93	0.01
Distributions from:
Net investment income	—	(0.16)	(0.12)	—	(0.18)	(0.25)
Realized capital gains	—	(B)	(4.13)	—	(0.20)	(0.72)
Return of capital	—	—	—	—	(0.02)	—
Total distributions	—	(0.16)	(4.25)	—	(0.40)	(0.97)
Net asset value at end of period	$12.08	$11.95	$9.86	$14.85	$13.02	$12.49
Total return(C)	1.09	%(D)	22.80%	(6.07%)	14.06%	7.42%	0.03%
Ratios and supplemental data:
Net assets at end of period (000’s)	$16,740	$17,628	$15,971	$17,964	$15,988	$15,301
Ratio to average net assets:
Net expenses	0.85	%(E)	0.85%	0.85%	0.85%	0.85%	0.87%
Gross expenses	1.40	%(E)	1.48%	1.15%	0.97%	0.88%	0.87%
Net investment income	1.08	%(E)	1.22%	1.22%	1.01%	1.16%	1.50	%(F)
Portfolio turnover rate	48	%(D)	129%	140%	142%	30%	38%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Bond Fund — Class SC
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period Ended
	June 30, 2020		December 31,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$10.01		$9.90
Income (loss) from investment operations:
Net investment income	0.12		0.11
Net realized and unrealized gains (losses) on investments	0.39		0.13
Total from investment operations	0.51		0.24
Distributions from:
Net investment income	—		(0.13)
Net asset value at end of period	$10.52		$10.01
Total return(B)	5.10	%(C)	2.43	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$61,924		$59,462
Ratio to average net assets:
Net expenses	0.76	%(D)	0.78	%(D)
Gross expenses	0.76	%(D)	0.84	%(D)
Net investment income	2.42	%(D)	2.29	%(D)
Portfolio turnover rate	112	%(C)	335	%(C)(E)

Touchstone Bond Fund — Class I
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.02	$9.19	$9.60	$9.26	$9.38	$9.83
Income (loss) from investment operations:
Net investment income	0.15	0.33	0.28	0.18	0.14	(F)	0.27	(F)
Net realized and unrealized gains (losses) on investments	0.36	0.63	(0.46)	0.16	(0.06)	(0.40)
Total from investment operations	0.51	0.96	(0.18)	0.34	0.08	(0.13)
Distributions from:
Net investment income	—	(0.13)	(0.23)	—	(0.20)	(0.32)
Net asset value at end of period	$10.53	$10.02	$9.19	$9.60	$9.26	$9.38
Total return(B)	5.09	%(C)	10.46%	(1.88%)	3.67%	0.81%	(1.29%	)
Ratios and supplemental data:
Net assets at end of period (000’s)	$38,072	$37,819	$41,808	$46,922	$48,680	$57,312
Ratio to average net assets:
Net expenses	0.67	%(D)	0.67%	0.67%	0.68%	0.67%	0.67%
Gross expenses	0.82	%(D)	0.94%	0.87%	0.71%	0.67%	0.67%
Net investment income	2.51	%(D)	2.58%	2.62%	1.83%	1.46%	2.69%
Portfolio turnover rate	112	%(C)	335	%(E)	431%	168%	197%	117%

(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	The net investment income per share was based on average shares outstanding for the period.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Common Stock Fund — Class SC

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period Ended
	June 30, 2020		December 31,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$9.20		$8.61
Income (loss) from investment operations:
Net investment income	0.02		0.02
Net realized and unrealized gains (losses) on investments	(0.29)		0.72
Total from investment operations	(0.27)		0.74
Distributions from:
Net investment income	—		(0.05)
Realized capital gains	—		(0.10)
Total distributions	—		(0.15)
Net asset value at end of period	$8.93		$9.20
Total return(B)	(2.93	%)(C)	8.60	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$73,703		$82,546
Ratio to average net assets:
Net expenses	0.91	%(D)	0.94	%(D)
Gross expenses	0.91	%(D)	0.94	%(D)
Net investment income	0.60	%(D)	0.46	%(D)
Portfolio turnover rate	12	%(C)	18	%(C)(E)

Touchstone Common Stock Fund—Class I

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$9.21	$7.28	$18.74	$15.52	$15.46	$17.69
Income (loss) from investment operations:
Net investment income	0.04	0.08	0.14	(F)	0.22	0.25	(F)	0.44	(F)
Net realized and unrealized gains (losses) on investments	(0.30)	2.00	(1.00)	3.11	1.49	(0.39)
Total from investment operations	(0.26)	2.08	(0.86)	3.33	1.74	0.05
Distributions from:
Net investment income	—	(0.05)	(0.11)	(—	)(G)	(0.27)	(0.49)
Realized capital gains	—	(0.10)	(10.49)	(0.11)	(1.41)	(1.79)
Total distributions	—	(0.15)	(10.60)	(0.11)	(1.68)	(2.28)
Net asset value at end of period	$8.95	$9.21	$7.28	$18.74	$15.52	$15.46
Total return(B)	(2.82	%)(C)	28.58%	(8.05%)	21.50%	11.26%	0.19%
Ratios and supplemental data:
Net assets at end of period (000’s)	$126,250	$139,536	$124,796	$158,438	$149,238	$161,148
Ratio to average net assets:
Net expenses	0.73	%(D)	0.73%	0.73%	0.71%	0.73%	0.72%
Gross expenses	0.81	%(D)	0.82%	0.83%	0.71%	0.73%	0.72%
Net investment income	0.78	%(D)	0.82%	0.77%	1.21%	1.58%	2.48	%(H)
Portfolio turnover rate	12	%(C)	18	%(E)	10%	84%	6%	9%

(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	The net investment income per share was based on average shares outstanding for the period.
(G)	Less than $0.005 per share.
(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015. See accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class I

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2020	Year Ended December 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$13.69	$12.69	$15.73	$13.58	$12.14	$14.63
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.02	0.01	(0.01)	0.01	(A)	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	(2.05)	2.64	(1.11)	2.57	2.44	(0.15)
Total from investment operations	(2.04)	2.66	(1.10)	2.56	2.45	(0.17)
Distributions from:
Net investment income	—	—	(B)	—	(0.01)	(0.01)	—
Realized capital gains	—	(1.66)	(1.94)	(0.40)	(1.00)	(2.32)
Total distributions	—	(1.66)	(1.94)	(0.41)	(1.01)	(2.32)
Net asset value at end of period	$11.65	$13.69	$12.69	$15.73	$13.58	$12.14
Total return(C)	(14.90	%)(D)	21.40%	(7.98%)	19.12%	20.23%	(1.34%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$53,279	$64,630	$57,884	$70,339	$67,102	$48,938
Ratio to average net assets:
Net expenses	0.76	%(E)	0.76%	0.76%	0.76%	0.76%	0.78%
Gross expenses	0.89	%(E)	0.85%	0.84%	0.76%	0.76%	0.78%
Net investment income (loss)	0.11	%(E)	0.13%	0.05%	(0.06)%	0.08%	(0.10%)
Portfolio turnover rate	55	%(D)	85%	68%	68%	68%	77%

Touchstone Aggressive ETF Fund — Class SC

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$16.79		$14.75	$16.83	$14.60	$13.73	$13.98
Income (loss) from investment operations:
Net investment income	0.09		0.30	0.29	0.30	0.30	0.22
Net realized and unrealized gains (losses) on investments	(1.09)		2.98	(1.59)	2.22	0.79	(0.23)
Total from investment operations	(1.00)		3.28	(1.30)	2.52	1.09	(0.01)
Distributions from:
Net investment income	—		(0.28)	(0.29)	(0.29)	(0.22)	(0.24)
Realized capital gains	—		(0.96)	(0.49)	—	—	—
Total distributions	—		(1.24)	(0.78)	(0.29)	(0.22)	(0.24)
Net asset value at end of period	$15.79		$16.79	$14.75	$16.83	$14.60	$13.73
Total return(C)	(5.96	%)(D)	22.38%	(7.84%)	17.29%	7.96%	(0.10%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$17,593		$18,990	$16,894	$20,384	$19,514	$21,067
Ratio to average net assets:
Net expenses(F)	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(F)	1.04	%(E)	1.00%	0.92%	0.90%	0.90%	0.87%
Net investment income	1.13	%(E)	1.87%	1.60%	1.64%	1.80%	1.26%
Portfolio turnover rate	24	%(D)	14%	21%	21%	109%	7%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Ratio does not include expenses of the underlying funds.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Conservative ETF Fund — Class SC

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$12.15		$10.87	$11.74	$12.18	$11.84	$12.68
Income (loss) from investment operations:
Net investment income	0.10		0.38	0.23	0.23	0.29	0.17
Net realized and unrealized gains (losses) on investments	(0.15)		1.30	(0.70)	0.99	0.37	(0.20)
Total from investment operations	(0.05)		1.68	(0.47)	1.22	0.66	(0.03)
Distributions from:
Net investment income	—		(0.33)	(0.21)	(0.26)	(0.19)	(0.19)
Realized capital gains	—		(0.07)	(0.19)	(1.40)	(0.13)	(0.62)
Total distributions	—		(0.40)	(0.40)	(1.66)	(0.32)	(0.81)
Net asset value at end of period	$12.10		$12.15	$10.87	$11.74	$12.18	$11.84
Total return(A)	(0.41	%)(B)	15.47%	(4.02%)	10.06%	5.58%	(0.24%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$13,610		$14,591	$17,044	$16,831	$17,456	$19,964
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	1.15	%(D)	1.04%	0.92%	0.93%	0.90%	0.87%
Net investment income	1.37	%(D)	2.16%	2.05%	1.82%	1.78%	1.13%
Portfolio turnover rate	26	%(B)	31%	38%	31%	109%	9%

Touchstone Moderate ETF Fund — Class SC

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$12.05		$10.91	$12.26	$13.10	$13.33	$15.49
Income (loss) from investment operations:
Net investment income	0.09		0.28	0.26	0.21	0.28	0.21
Net realized and unrealized gains (losses) on investments	(0.46)		1.78	(0.99)	1.56	0.64	(0.24)
Total from investment operations	(0.37)		2.06	(0.73)	1.77	0.92	(0.03)
Distributions from:
Net investment income	—		(0.26)	(0.24)	(0.25)	(0.22)	(0.27)
Realized capital gains	—		(0.66)	(0.38)	(2.36)	(0.93)	(1.86)
Total distributions	—		(0.92)	(0.62)	(2.61)	(1.15)	(2.13)
Net asset value at end of period	$11.68		$12.05	$10.91	$12.26	$13.10	$13.33
Total return(A)	(3.07	%)(B)	18.96%	(6.02%)	13.66%	6.85%	(0.18%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$16,920		$18,679	$18,659	$23,454	$24,641	$27,923
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	1.05	%(D)	0.98%	0.87%	0.84%	0.82%	0.80%
Net investment income	1.25	%(D)	2.00%	1.80%	1.72%	1.83%	1.30%
Portfolio turnover rate	25	%(B)	21%	20%	21%	98%	9%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following seven funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone Bond Fund (“Bond Fund”)

Touchstone Common Stock Fund (“Common Stock Fund”)

Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2020, a majority of the outstanding shares of the Aggressive ETF Fund, Conservative ETF Fund and Moderate ETF Fund were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

The Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Balanced Fund and Small Company Fund offer Class I shares. The Aggressive ETF Fund, Conservative ETF Fund and Moderate ETF Fund offer Class SC shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2020, for each Fund’s investments, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the times as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if a Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Futures Contracts — The Balanced Fund and the Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

Notes to Financial Statements (Unaudited) (Continued)

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of June 30, 2020, the Bond Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $83,408 held as collateral to cover futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Notes to Financial Statements (Unaudited) (Continued)

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Bond Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2020, the Funds did not hold any assets and liabilities that were subject to a MNA.

The following table sets forth the fair value of the Bond Fund’s derivative financial instruments by primary risk exposure as of June 30, 2020:

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$18,668	$(5,784)

*	Statements of Assets and Liabilities Location: Receivable for variation margin for futures contracts. Only current day’s variation margin is reported within the receivable of the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The following table sets forth the effect of the Bond Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2020:

			Change in
			Unrealized
			Appreciation
	Derivatives not accounted for as hedging	Realized Gain (Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$(211,724)	$12,884

*	Statements of Operations Location: Net realized losses on futures contracts and Net Change in unrealized appreciation (depreciation) on futures contracts, respectively.

For the six months ended June 30, 2020, the average quarterly notional value of outstanding derivative financial instruments was as follows:

Bond Fund
Interest rate contracts:
Futures Contracts - Notional value	$4,720,568

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2020, the funds did not have any securities on loan.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Financial Statements (Unaudited) (Continued)

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Institutional Funds Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by the end of 2021. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2020:

				Small
	Balanced	Bond	Common Stock	Company
	Fund	Fund	Fund	Fund
Purchases of investment securities	$2,167,958	$27,381,855	$22,949,726	$27,704,322
Proceeds from sales and maturities	$2,305,794	$12,613,648	$36,958,176	$28,869,891

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$4,103,240	$3,465,448	$4,093,538
Proceeds from sales and maturities	$4,258,363	$4,451,458	$5,153,130

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2020, purchases and proceeds from sales and maturities in U.S. Government Securities were $5,486,091 and $6,920,139, respectively, for the Balanced Fund, and $78,099,943 and $99,930,119, respectively, for the Bond Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $77,497 for the six months ended June 30, 2020.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Balanced Fund	0.55% on all assets
Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Common Stock Fund	0.50% on the first $200 million
Small Company Fund	0.45% on the next $300 million
0.40% on such assets over $500 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Fort Washington Investment Advisors, Inc.*	Wilshire Associates Incorporated
Balanced Fund	Aggressive ETF Fund
Bond Fund	Conservative ETF Fund
Common Stock Fund	Moderate ETF Fund
Small Company Fund

*	Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity provider; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

Fund	Class SC	Class I
Balanced Fund	—	0.85%
Bond Fund	0.97%	0.67%
Common Stock Fund	1.06%	0.73%
Small Company Fund	—	0.76%
Aggressive ETF Fund	0.75%	—
Conservative ETF Fund	0.75%	—
Moderate ETF Fund	0.75%	—

Notes to Financial Statements (Unaudited) (Continued)

These expense limitations will terminate on April 30, 2021 but can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended June 30, 2020, the Advisor or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees of the Funds as follows:

			Shareholder
			Servicing Fees
	Investment	Administration	and Operating
	Advisory	Fees	Expenses
Fund	Fees Waived	Waived	Reimbursed/Waived	Total
Balanced Fund	$32,651	$11,835	$—	$44,486
Bond Fund	—	—	28,753	28,753
Common Stock Fund	—	—	51,207	51,207
Small Company Fund	—	35,269	—	35,269
Aggressive ETF Fund	—	12,508	12,347	24,855
Conservative ETF Fund	—	9,797	16,915	26,712
Moderate ETF Fund	—	12,252	12,780	25,032

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of June 30, 2020, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires on or	Expires on or	Expires on or	Expires on or
	before	before	before	before
	December 31,	December 31,	December 31,	December 31,
Fund	2020	2021	2022	2023	Total
Balanced Fund	$—	$52,697	$108,321	$44,486	$205,504
Bond Fund	—	90,383	125,065	28,753	244,201
Common Stock Fund	—	142,925	124,593	51,207	318,725
Small Company Fund	—	57,315	55,878	35,269	148,462
Aggressive ETF Fund	14,312	28,074	26,382	24,855	93,623
Conservative ETF Fund	12,844	27,608	23,723	26,712	90,887
Moderate ETF Fund	10,348	25,559	27,614	25,032	88,553

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds, the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2020, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2020, the program was not utilized.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2019 and 2018 is as follows:

	Balanced Fund		Bond Fund		Common Stock Fund
	2019	2018	2019	2018	2019	2018
From ordinary income	$229,313	$249,571	$1,256,802	$1,019,953	$2,959,215	$3,054,826
From long-term capital gains	2,230	4,676,219	—	—	589,554	75,197,635
Total distributions	$231,543	$4,925,790	$1,256,802	$1,019,953	$3,548,769	$78,252,461

Notes to Financial Statements (Unaudited) (Continued)

	Small Company Fund		Aggressive ETF Fund		Conservative ETF Fund		Moderate ETF Fund
	2019	2018	2019	2018	2019	2018	2019	2018
From ordinary income	$749,375	$1,581,187	$310,120	$583,667	$407,817	$565,936	$395,733	$709,444
From long-term capital gains	6,266,072	6,172,117	1,015,651	272,818	61,893	46,367	948,910	320,335
Total distributions	$7,015,447	$7,753,304	$1,325,771	$856,485	$469,710	$612,303	$1,344,643	$1,029,779

The following information is computed on a tax basis for each item as of December 31, 2019:

	Balanced Fund	Bond Fund	Common Stock Fund
Tax cost of portfolio investments	$14,456,997	$95,058,399	$161,482,923
Gross unrealized appreciation on investments	3,418,651	2,756,865	66,257,083
Gross unrealized depreciation on investments	(236,262)	(407,930)	(5,355,972)
Net unrealized appreciation (depreciation) on investments	3,182,389	2,348,935	60,901,111
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	58
Undistributed ordinary income	363,840	1,746,755	1,270,629
Undistributed long-term capital gains	489,779	—	6,516,318
Capital loss carryforwards	—	(3,355,059)	—
Distributable earnings (deficit)	$4,036,008	$740,631	$68,688,116

	Small Company Fund	Aggressive ETF Fund	Conservative ETF Fund	Moderate ETF Fund
Tax cost of portfolio investments	$50,958,963	$15,700,782	$12,631,034	$16,163,480
Gross unrealized appreciation on investments	15,059,095	3,378,808	2,052,690	2,604,802
Gross unrealized depreciation on investments	(1,328,895)	(20,697)	(31,662)	(19,772)
Net unrealized appreciation (depreciation) on investments	13,730,200	3,358,111	2,021,028	2,585,030
Undistributed ordinary income	90,015	338,137	376,866	382,057
Undistributed long-term capital gains	2,217,218	348,709	327,287	512,289
Distributable earnings (deficit)	$16,037,433	$4,044,957	$2,725,181	$3,479,376

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and non-taxable distributions from corporate stock.

As of December 31 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No Expiration	No Expiration
	Short Term	Long Term	Total
Bond Fund	$502,196	$2,852,863	$3,355,059

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Future utilization is subject to limitations under current tax law.

During the year ended December 31, 2019, the following Fund utilized capital loss carryforwards:

Fund	Utilized
Bond Fund	$1,983,703

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2019, the Funds did not elect to defer any losses.

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2016 through 2019) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2020, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
		Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Federal Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Balanced Fund	$13,563,455	$3,667,200	$(501,152)	$—	$—	$3,166,048
Bond Fund	94,599,112	5,501,526	(726,537)	18,668	(5,784)	4,787,873

Notes to Financial Statements (Unaudited) (Continued)

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
		Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Federal Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Common Stock Fund	$144,694,915	$65,164,835	$(9,920,717)	$163	$—	$55,244,281
Small Company Fund	46,101,341	9,335,982	(1,632,196)	—	—	7,703,786
Aggressive ETF Fund	15,701,301	2,136,228	(232,184)	—	—	1,904,044
Conservative ETF Fund	12,030,290	1,650,219	(39,634)	—	—	1,610,585
Moderate ETF Fund	15,428,532	1,711,877	(206,960)	—	—	1,504,917

*	Other includes Derivatives and Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — The Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Health Crises — An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

Notes to Financial Statements (Unaudited) (Continued)

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Reorganizations

Bond Fund:

The shareholders of the Touchstone Active Bond Fund, a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Active Bond Fund to the Touchstone Bond Fund. The tax-free reorganization took place on July 12, 2019.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

	Before			After
	Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Active Bond		Bond	Bond
	Fund		Fund	Fund
Class SC
Shares	5,871,411	(A)	253	5,871,664
Net Assets	$57,995,899		$2,496	$57,998,395
Net Asset Value	$9.88	(A)	$9.88	$9.88
Class I
Shares	—		4,004,462	4,004,462
Net Assets	$—		$39,556,452	$39,556,452
Net Asset Value	$—		$9.88	$9.88
Fund Total
Shares Outstanding	5,871,411		4,004,715	9,876,126
Net Assets	$57,995,899		$39,558,948	$97,554,847
Unrealized Appreciation (Depreciation)	$1,515,874		$586,553	$2,102,427

(A)	Reflects a 1:1.0618 stock split which occurred on the date of reorganization, July 12, 2019.

Assuming the reorganization had been completed on January 1, 2019, the Bond Fund’s results of operations for the year ended December 31, 2019 would have been as follows:

Increase (Decrease) in Net Assets from Operations
Net investment income	$2,436,614
Net realized and unrealized gain (loss) on investments	6,859,313
Net increase in net assets resulting from operations	$9,295,927

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Bond Fund’s statement of operations since the reorganization.

Common Stock Fund:

The shareholders of the Touchstone Focused Fund and Touchstone Large Cap Core Equity Fund, each a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Focused Fund and Touchstone Large Cap Core Equity Fund to the Touchstone Common Stock Fund. The tax-free reorganization took place on July 12, 2019.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

Notes to Financial Statements (Unaudited) (Continued)

			Before			After
			Reorganization			Reorganization
			Touchstone
	Touchstone		Large Cap		Touchstone	Touchstone
	Focused		Core Equity		Common Stock	Common Stock
	Fund		Fund		Fund	Fund
Class SC
Shares	6,417,340	(A)	3,074,602	(B)	290	9,492,232
Net Assets	$55,517,187		$26,598,618		$2,513	$82,118,318
Net Asset Value	$8.65	(A)	$8.65	(B)	$8.65	$8.65
Class I
Shares	—		—		15,773,110	15,773,110
Net Assets	$—		$—		$136,460,429	$136,460,429
Net Asset Value	$—		$—		$8.65	$8.65
Fund Total
Shares Outstanding	6,417,340		3,074,602		15,773,400	25,265,342
Net Assets	$55,517,187		$26,598,618		$136,462,942	$218,578,747
Unrealized Appreciation (Depreciation)	$14,692,413		$4,598,155		$29,675,824	$48,966,392

(A)	Reflects a 1:2.1932 stock split which occurred on the date of reorganization, July 12, 2019.

(B)	Reflects a 1:1.6171 stock split which occurred on the date of reorganization, July 12, 2019.

Assuming the reorganization had been completed on January 1, 2019, the Common Stock Fund’s results of operations for the year ended December 31, 2019 would have been as follows:

Net investment income	$1,564,071
Net realized and unrealized gain (loss) on investments	51,051,830
Net increase in net assets from operations	$52,615,901

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Common Stock Fund’s statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website atTouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2020	2020	2020	2020*
Touchstone Balanced Fund - Class I
Actual	0.85%	$1,000.00	$1,010.90	$4.25
Hypothetical	0.85%	$1,000.00	$1,020.64	$4.27
Touchstone Bond Fund
Class SC
Actual	0.76%	$1,000.00	$1,051.00	$3.88
Hypothetical	0.76%	$1,000.00	$1,021.08	$3.82
Class I
Actual	0.67%	$1,000.00	$1,050.90	$3.42
Hypothetical	0.67%	$1,000.00	$1,021.53	$3.37
Touchstone Common Stock Fund
Class SC
Actual	0.91%	$1,000.00	$970.70	$4.46
Hypothetical	0.91%	$1,000.00	$1,020.34	$4.57

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2020	2020	2020	2020*
Class I
Actual	0.73%	$1,000.00	$971.80	$3.58
Hypothetical	0.73%	$1,000.00	$1,021.23	$3.67
Touchstone Small Company Fund - Class I
Actual	0.76%	$1,000.00	$851.00	$3.50
Hypothetical	0.76%	$1,000.00	$1,021.08	$3.82
Touchstone Aggressive ETF Fund - Class SC**
Actual	0.75%	$1,000.00	$940.40	$3.62
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77
Touchstone Conservative ETF Fund - Class SC**
Actual	0.75%	$1,000.00	$995.90	$3.72
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77
Touchstone Moderate ETF Fund - Class SC**
Actual	0.75%	$1,000.00	$969.30	$3.67
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

**	The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

Liquidity Risk Management

The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.

Assessment and management of a Fund’s liquidity risk under the LRM Program take into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 17, 2019 through May 14, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the Funds’ liquidity risk.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

*	Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

TSF-1006-TVST-SAR-2006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	September 1, 2020

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	September 1, 2020

* Print the name and title of each signing officer under his or her signature.